Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Accrued Liabilities
Accrued compensation and benefits	$ 55,105	$ 43,075
Accrued contingent acquisition consideration	8,674	35,146
Accrued professional fees	1,823	1,577
Other accrued liabilities	14,054	12,026
Total	$ 79,656	$ 91,824